Operating Leases - Summary of Maturity Analysis (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2022		¥ 75,134
2023	¥ 17,963	59,198
2024	8,201	22,577
2025	2,185	7,176
Less: imputed interest	(2,096)	(16,871)
Total	¥ 26,253	¥ 147,214